SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Restricted cash	$ 500,000		$ 500,000	$ 500,000
Useful lives	3 years		3 years	3 years
Capitalized computer software	$ 398,108		$ 398,108
Amortization Expense	33,176	$ 33,176
Accumulated amortization	431,276		398,101
Deferred revenue	1,395,285		1,779,794	$ 933,361
Aircraft	3,848,598	1,875,508	12,214,556	21,862,728
Advertising expense	446,600	$ 120,167	573,881	426,728
Cash FDIC insured amount	250,000		250,000
Capitalized computer software			398,000	398,000
Amortization Expense			132,702	132,702
Investments in joint venture	$ 100,000		100,000
Allowance for credit losses			$ 0
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	3,659,015	3,284,488	3,659,015	3,216,408
Warrant [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	25,221,406	0	25,975,001	0
Common Stock [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	1,807,229	0
Series B Preferred Stock [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	1,500	0
Jet Card [Member]
Product Information [Line Items]
Deferred revenue	$ 1,207,474		$ 1,510,976	$ 933,361
Jet Application [Member]
Product Information [Line Items]
Deferred revenue	187,811		268,818
Aircraft Sales [Member]
Product Information [Line Items]
Aircraft
Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Aircraft				$ 17,200,000